Income Taxes (Details) - Schedule of income tax expenses - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Income Tax Expenses Abstract
Current income tax provision
Deferred income tax provision		325,780
Total income tax expense		$ 325,780